Business combinations - Schedule of Payment of Minimum Guaranteed Royalties (Details) - Tom Ford International LLC € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure of detailed information about business combination [line items]
Royalty expense	€ 147.6
Due within 1 year
Disclosure of detailed information about business combination [line items]
Royalty expense	18.5
Due in 1 to 5 years
Disclosure of detailed information about business combination [line items]
Royalty expense	83.9
Due in 6 to 7 years
Disclosure of detailed information about business combination [line items]
Royalty expense	€ 45.2